UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: 811-23293

The Cushing MLP Infrastructure Fund
 (Exact name of registrant as specified in charter)

8117 Preston Road, Suite 440
Dallas, TX 75225
(Address of principal executive offices) (Zip code)

Jerry V. Swank
Cushing Asset Management, L.P.
8117 Preston Road, Suite 440
Dallas, TX 75225
 (Name and address of agent for service)

214-692-6334
Registrant’s telephone number, including area code

Date of fiscal year end: November 30

Date of reporting period:  February 28, 2018

Item 1. Schedule of Investments.

The Cushing® MLP Infrastructure Fund
SCHEDULE OF INVESTMENTS (Unaudited)

	February 28, 2018

	Shares	Fair Value
Common Stock - 60.2%
Diversified General Partners - 27.9%
Canada - 9.3%
Enbridge, Inc.(1)	32,500	$1,034,150
Transcanada Corporation(1)	31,000	1,339,820
United States - 18.6%
Dominion Energy, Inc.(1)	6,900	511,083
Marathon Petroleum Corporation(1)	9,900	634,194
Nextera Energy, Inc.(1)	3,600	547,740
Phillips 66(1)	6,300	469,331
SemGroup Corporation(1)	52,200	1,158,840
Williams Companies, Inc.(1)	52,900	1,468,504
		7,163,662
General Partners - 15.4%
United States - 15.4%
EnLink Midstream LLC(1)	47,800	702,660
ONEOK, Inc.(1)	28,900	1,627,937
Targa Resources Corporation(1)	36,200	1,616,330
		3,946,927
Large Cap Diversified - 6.1%
United States - 6.1%
Kinder Morgan, Inc.(1)	97,500	1,579,500

Shipping - 2.6%
Bermuda - 2.6%
Golar LNG Ltd.(1)	2,460	664,692

Shipping General Partners - 6.2%
United States - 6.2%
Cheniere Energy, Inc.(1)(2)	30,600	1,607,112

Utilities - 2.0%
United States - 2.0%
Sempra Energy(1)	4,700	512,206
Total Common Stock (Cost $16,654,520)		$15,474,099

Master Limited Partnerships and Related Companies - 38.2%
Crude Oil & Refined Products - 6.8%
United States - 6.8%
MPLX, L.P.(1)	34,400	$1,187,832
Phillips 66 Partners, L.P.(1)	11,000	540,540
		1,728,372
General Partners - 15.3%
United States - 15.3%
Antero Midstream GP, L.P.(1)	69,700	1,289,450
Energy Transfer Equity, L.P.(1)	67,400	1,044,700
Plains GP Holdings, L.P.(1)	77,100	1,603,680
		3,937,830
Large Cap Diversified - 8.8%
United States - 8.8%
Energy Transfer Partners, L.P.(1)	61,700	1,123,557
Enterprise Products Partners, L.P.(1)	45,100	1,146,442
		2,269,999

The Cushing® MLP Infrastructure Fund
SCHEDULE OF INVESTMENTS (Continued)(Unaudited)

	February 28, 2018

	Shares	Fair Value
Natural Gas Gatherers & Processors - 4.3%
United States - 4.3%
DCP Midstream, L.P.(1)	16,400	587,776
EnLink Midstream Partners, L.P.(1)	35,200	513,920
		1,101,696
Yield - 3.0%
United States - 3.0%
Nextera Energy Partners, L.P.(1)	19,700	773,028
Total Master Limited Partnerships and Related Companies (Cost $10,033,553)		$9,810,925

Short-Term Investments - Investment Companies - 2.1%
United States - 2.1%
Fidelity Government Portfolio Fund - Institutional Class, 1.26%(4)	134,331	$134,331
First American Prime Obligations Fund - Class Z, 1.25%(4)	134,331	134,331
Invesco Short-Term Government & Agency Portfolio - Institutional Class, 1.30%(4)	134,331	134,331
Morgan Stanley Institutional Liquidity Funds Government Portfolio - Institutional Class, 1.26%(4)	134,330	134,330
Total Short-Term Investments (Cost $537,323)		$537,323

Total Investments - 100.5% (Cost $27,225,396)		$25,822,347
Other Assets in Excess of Liabilities - (0.5)%		(128,242)
Total Net Assets Applicable to Unitholders - 100.0%		$25,694,105

(1)	All or a portion of these securities are held as collateral pursuant to the loan agreements.
(2)	No distribution or dividend was made during the period ended February 28, 2018. As such, it is classified as a non-income producing security as of February 28, 2018.
(3)	Rate reported is the current yield as of February 28, 2018.

Fair Value Measurements

Various inputs that are used in determining the fair value of the Fund’s investments are summarized in the three broad levels listed below:

·	Level 1 — quoted prices in active markets for identical securities
·	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
·	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

These inputs are summarized in the three broad levels listed below.

		Fair Value Measurements at Reporting Date Using

Description	Fair Value at February 28, 2018	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Assets Equity Securities
Common Stock (a)	$15,474,099	$15,474,099	$-	$-
Master Limited Partnerships and Related Companies (a)	9,810,925	9,810,925	-	-
Total Equity Securities	25,285,024	25,285,024	-	-
Other Short Term Investments (a)	537,323	537,323	-	-
Total Other	537,323	537,323	-	-
Total Assets	$25,822,347	$25,822,347	$-	$-

All other industry classifications are identified in the Schedule of Investments.  The Fund did not hold Level 3 investments at any time during the period ended February 28, 2018.

Transfers into and out of each level are measured at fair value at the end of the period.  There were no transfers between any levels during the period ended February 28, 2018.

Item 2. Controls and Procedures.

(a)
The Fund’s President and Treasurer have concluded that the Fund’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Fund’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Fund’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Fund as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Fund has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)     The Cushing MLP Infrastructure  Fund

By (Signature and Title) /s/ Jerry V. Swank
Jerry V. Swank, President & Chief Executive Officer

Date                 4/11/18

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Fund and in the capacities and on the dates indicated.

By (Signature and Title) /s/ Jerry V. Swank
   Jerry V. Swank, President & Chief Executive Officer

Date                  4/11/18

By (Signature and Title) /s/ John H. Alban
John H. Alban, Treasurer & Chief Financial Officer

Date                   4/11/18